Available-for-Sale Financial Assets (Details) - USD ($)		12 Months Ended
	Nov. 03, 2017	Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale Financial Assets (Textual)
Common stock, par value		$ 0.002731	$ 0.002731
Issued and outstanding shares of common stock, percentage		3.00%
Purchase agreement, description		(i) 18 months from the Effective Date, (ii) such time as the Purchasers in aggregate hold less than five percent (5%) of the issued and outstanding shares of the Seller's common stock, or (iii) such time as the shares of common stock of GHSI shall become listed or approved for listing on a national securities exchange.
GHSI [Member]
Available-for-Sale Financial Assets (Textual)
Aggregate purchase price	$ 1,500,043
Aggregate common stock shares	1,304,348
Purchase price per Share	$ 1.15
Common stock, par value	$ 0.001
Minimum [Member] | GHSI [Member]
Available-for-Sale Financial Assets (Textual)
Outstanding common stock percentage held by DGHKT		3.23%
Maximum [Member] | GHSI [Member]
Available-for-Sale Financial Assets (Textual)
Outstanding common stock percentage held by DGHKT		7.55%
DGHKT [Member] | GHSI [Member]
Available-for-Sale Financial Assets (Textual)
Aggregate purchase price	$ 5,000,001
Aggregate common stock shares	4,347,827